Pensions and other post-retirement benefits - Schedule of reconciliation of the net defined benefit asset (liability) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	£ 1,951	£ 3,075
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(44)	(91)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(224)	(1,323)
Employer contributions	165	284
Other movements	(17)	(24)
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,814	1,951
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	1,614	2,590
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	17	(22)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	(474)	(1,183)
Employer contributions	118	197
Other movements	3	2
Reclassification to held for sale (note 10)	(17)	30
Closing net defined benefit asset	1,261	1,614
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	324	484
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(36)	(30)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	94	(206)
Employer contributions	26	76
Other movements	0	0
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	408	324
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset	13	1
Changes in net defined benefit liability (asset) [abstract]
Income/(cost) recognised in the income statement (including discontinued operations)	(25)	(39)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	156	66
Employer contributions	21	11
Other movements	(20)	(26)
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	£ 145	£ 13